Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 01, 2022	Jan. 19, 2022
Significant Accounting Policies (Details) [Line Items]
Goodwill impairment	$ 50,878,000
Charge amount	$ 172,000	214,000
Common stock share issued (in Shares)				67,000	89,286
Salary percentage	8.33%
Expenses	$ 1,251	846	$ 212
Tax benefit percentage	50.00%
Debt securities	$ 31,841,000	$ 29,697,000
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Success rate percentage	0.00%
Weighted average discount rate	4.696%
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Success rate percentage	100.00%
Weighted average discount rate	22.50%